FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information about effect of changes in foreign exchange rates (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	$ 176,515	$ 135,136	$ 84,989
Amounts receivable	88	342
Less: accounts payable and accrued liabilities	(10,385)	$ (13,412)
Foreign currency risk [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	128,362
Amounts receivable	20
Value added taxes receivable	23,270
Total financial assets	151,652
Less: accounts payable and accrued liabilities	5,486
Net financial assets	157,138
Foreign currency risk [Member] | US Dollar [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	128,144
Amounts receivable	20
Value added taxes receivable	0
Total financial assets	128,164
Less: accounts payable and accrued liabilities	7,382
Net financial assets	135,546
Foreign currency risk [Member] | Mexican Peso [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	218
Amounts receivable	0
Value added taxes receivable	23,270
Total financial assets	23,488
Less: accounts payable and accrued liabilities	(1,896)
Net financial assets	$ 21,592